Prospectus [Line Items]
Risk/Return [Heading]	KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Knights of Columbus Large Cap Growth Fund (the "Large Cap Growth Fund" or the "Fund") seeks long-term capital appreciation.
Expense [Heading]	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold Class S Shares or Investor Shares of the Fund.
Shareholder Fees Caption [Text]	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENTS)
Shareholder Fees [Table]
Shareholder Fees	KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%

Operating Expenses Caption [Text]	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND		Class S Shares	Investor Shares
Management Fees		0.60%	0.60%
Distribution 12b-1 Fees		none	0.25%
Shareholder Servicing Fees		0.20%	0.20%
Other Operating Expenses	[1]	0.77%	0.77%
Other Expenses		0.97%	0.97%
Total Annual Fund Operating Expenses		1.57%	1.82%
Less Fee Reductions and/or Expense Reimbursements		(0.47%)	(0.47%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements(2)	[2]	1.10%	1.35%
[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	Knights of Columbus Asset Advisors LLC ("Knights of Columbus Asset Advisors" or the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.10% and 1.35% of the Fund's Class S Shares' and Investor Shares' average daily net assets, respectively, until February 28, 2017 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2017.

Expense Example [Heading]
EXAMPLE

Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND - USD ($)	1 Year	3 Years
Class S Shares	112	418
Investor Shares	137	495

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies. This investment policy can be changed by the Fund upon 60 days' prior written notice to shareholders. For purposes of this policy, a large-capitalization company is a company with a market capitalization within the range of the Russell 1000 Growth Index at the time of initial purchase. While the market capitalization range of the Russell 1000 Growth Index changes throughout the year, as of June 26, 2015, the market capitalization range of the Russell 1000 Growth Index was between $1.03 billion and $730.369 billion. The equity securities in which the Fund invests are primarily common stocks of U.S. companies.

The Fund makes investment decisions consistent with the United States Conference of Catholic Bishops' Socially Responsible Investing Guidelines (the "USCCB Guidelines"), and therefore, does not invest in companies involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines.

In selecting investments for the Fund, Boston Advisors, LLC ("Boston Advisors" or the "Sub-Adviser") combines quantitative and qualitative analyses to seek to identify companies with above-average growth prospects. The Sub-Adviser first ranks the individual stocks in which the Fund may invest through the use of models that incorporate multiple fundamental factors, with the weightings of the factors in the models varying in relation to the stock's industry group and the current market environment. The Sub-Adviser then ranks industry groups based on similar fundamental data and macroeconomic considerations, and purchases stocks on behalf of the Fund based on the stock and industry rankings. The Sub-Adviser will generally sell a stock on behalf of the Fund if the stock experiences a rankings decline or extreme price movements, or for risk management purposes.

Risk [Heading]	PRINCIPAL RISKS
Risk Narrative [Text Block]

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

LARGE-CAPITALIZATION COMPANY RISK -- The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

CATHOLIC VALUES INVESTING RISK -- The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions.

INVESTMENT STYLE RISK -- The Sub-Adviser's growth investment style may increase the risks of investing in the Fund. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly when it appears that those expectations will not be met. In addition, a growth investing style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance Table Heading	PERFORMANCE INFORMATION
Performance Table Narrative

The Fund is new, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at WWW.KOFCASSETADVISORS.ORG or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).